New standards, amendments and interpretations adopted by the group	12 Months Ended
Dec. 31, 2017
Accounting Policies, Accounting Estimates And Errors [Abstract]
New standards, amendments and interpretations adopted by the group
New standards, amendments and interpretations adopted by the group

In the current year, the following revised standards have been adopted in these financial statements. Adoption has not had a significant impact on the amounts reported in these financial statements but may impact the accounting for future transactions and arrangements.

IAS 7 amendments	Statement of Cash Flows, Disclosure Initiative
IAS 12 amendments	Income taxes, Recognition of Deferred Tax Assets for Unrealized Losses
A number of new standards, amendments to standards and interpretations are effective for annual periods beginning after January 1, 2018, and have not been applied in preparing these consolidated financial statements.

Standard/Interpretation		Impact	Effective date	Planned application by the Group
New standards, interpretations or amendments
IFRS 9	Financial instruments	2)	January 1, 2018	FY 2018
IFRS 15	Revenue from Contracts with Customers and the related clarifications	3)	January 1, 2018	FY 2018
IFRS 16	Leases	4)	January 1, 2019	FY 2019
IFRS 2	Amendment to IFRS 2, Classification and Measurement of Share-based Payment Transaction	1)	January 1, 2018	FY 2018
IFRS 1 / IAS 28	Amendment to IFRS 1 and IAS 28, Investment in Associates and Joint Ventures and First-time Adoption of International Reporting Standards	1)	January 1, 2018	FY 2018
IAS 40	Amendment to IAS 40, Transfers of Investment Property	1)	January 1, 2018	FY 2018
IFRIC 22	Foreign Currency Transactions and Advance Consideration	1)	January 1, 2018	FY 2018

1)	The impact on the consolidated financial statements of the Group cannot yet be determined with sufficient reliability.

2)	IFRS 9, Financial Instruments
IFRS 9 introduces a single approach for the classification and measurement of financial assets according to their cash flow characteristics and the business model they are managed in, and provides a new impairment model based on expected credit losses. IFRS 9 also includes new regulations regarding the application of hedge accounting to better reflect an entity's risk management activities especially with regard to managing non-financial risks. The Group plans to adopt the new standard on the required effective date and will not restate comparative information. During 2017, the Group has performed an impact assessment of all three aspects of IFRS 9. This assessment is based on currently available information and may be subject to changes arising from further reasonable and supportable information being made available to the Group in 2018 when the Group will adopt IFRS 9. The Group does not expect a significant impact on its balance sheet or equity on applying the classification and measurement requirements of IFRS 9. Further, the Group does not apply hedge accounting. IFRS 9 requires the Group to record expected credit losses on all of its loans and trade receivables, either on a 12-month or lifetime basis. The Group will apply the simplified approach and record lifetime expected losses. Due to the nature of its receivables, the Group does not expect a significant impact on its balance sheet or equity on applying the impairment model under the IFRS 9 standard.

3)	IFRS 15, Revenue from Contracts with Customers
According to the new standard, revenue is recognized to depict the transfer of promised goods or services to a customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the customer obtains control of the goods or services. The new revenue standard will supersede all current revenue recognition requirements under IFRS. The Group is focused on the development of pharmaceutical products for the treatment of inner ear disorders. As a clinical stage company it currently has no revenue from contracts with customers. The adoption of IFRS 15 is not expected to have any impact on the Group’s revenue and profit or loss.

4)	IFRS 16, Leases
The new standard eliminates the current classification model for lessee's lease contracts as either operating or finance leases and, instead, introduces a single lessee accounting model requiring lessees to recognize right-of-use assets and lease liabilities for leases with a term of more than twelve months. This brings the previous off-balance leases on the balance sheet in a manner largely comparable to current finance lease accounting. A lessee can choose to apply the standard using either a full retrospective or a modified retrospective approach. Adoption of IFRS 16 will result in the Group recognizing right of use assets and lease liabilities for all contracts that are, or contain, a lease. For leases currently classified as operating leases, under current accounting requirements the Group does not recognize related assets or liabilities, and instead spreads the lease payments on a straight-line basis over the lease term, disclosing in its annual financial statements the operating lease commitment. The Group is expecting that current leasing arrangements relating to office space will be capitalized under IFRS 16. In 2018, the Group will continue to assess the potential effect of IFRS 16 on its consolidated financial statements.